CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($)		Common Stock	Equity settled employee benefits	Warrant	Finders' warrants	Foreign exchange reserve	Retained Earnings	Total
Equity Balance, Starting at Sep. 30, 2016		$ 15,151,899	$ 1,720,915	$ 597,205	$ 263,975	$ (13,439)	$ (14,454,716)	$ 3,265,839
Shares Outstanding, Starting at Sep. 30, 2016		28,279,078
Private Placements, amount	[1]	$ 830,357	0	44,643	0	0	0	875,000
Private Placements, Shares	[1]	6,785,715
Share issue costs		$ (72,549)	0	0	10,097	0	0	(62,452)
Exercise of Finder's Warrants, Amount	[2]	$ 44,974	0	0	(22,786)	0	0	22,188
Exercise of Finder's Warrants, Shares	[2]	221,875
Net Income (Loss)		$ 0	0	0	0	(31,206)	(1,283,440)	(1,314,646)
Shares Outstanding, Ending at Sep. 30, 2017		35,286,668
Equity Balance, Ending at Sep. 30, 2017		$ 15,954,681	1,720,915	641,848	251,286	(44,645)	(15,738,156)	2,785,929
Private Placements, amount	[3]	$ 750,000	0	0	0	0	0	750,000
Private Placements, Shares	[3]	7,500,000
Share issue costs		$ (63,196)	0	0	11,424	0	0	(51,772)
Exercise of Finder's Warrants, Amount	[4]	$ 31,419	0	0	(15,919)	0	0	15,500
Exercise of Finder's Warrants, Shares	[4]	155,000
Acquisition of exploration and evaluation assets	[5]	$ 191,000	0	0	0	0	0	191,000
Acquisition of exploration and evaluation assets	[5]	2,200,000
Stock Granted, Value, Share-based Compensation, Net of Forfeitures		$ 0	67,490	0	0	0	0	67,490
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		0
Net Income (Loss)		$ 0	0	0	0	24,545	(826,840)	(802,295)
Shares Outstanding, Ending at Sep. 30, 2018		45,141,668
Equity Balance, Ending at Sep. 30, 2018		$ 16,863,904	1,788,405	641,848	246,791	(20,100)	(16,564,996)	2,955,852
Private Placements, amount	[6]	$ 1,796,583	0	0	0	0	0	1,796,583
Private Placements, Shares	[6]	35,931,666
Share issue costs		$ (263,006)	0	0	63,816	0	0	(199,190)
Stock Granted, Value, Share-based Compensation, Net of Forfeitures		$ 0	162,208	0	0	0	0	162,208
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		0
Acquisition of exploration and evaluation assets, Amount	[7]	$ 89,625	0	0	0	0	0	89,625
Acquisition of exploration and evaluation assets, Shares	[7]	1,361,363
Net Income (Loss)		$ 0	0	0	0	(6,519)	(997,369)	(1,003,888)
Shares Outstanding, Ending at Sep. 30, 2019		82,434,697
Equity Balance, Ending at Sep. 30, 2019		$ 18,487,106	$ 1,950,613	$ 641,848	$ 310,607	$ (26,619)	$ (17,562,365)	$ 3,801,190

[1]	Note 7(b)(i)(ii).
[2]	Note 7(b)(iii).
[3]	Note 7(b)(vii).
[4]	Note 7(b)(v).
[5]	Note 7(b)(iv)(vi)(viii).
[6]	Note 7(b)(ix)(xi).
[7]	Note 7(b)(x)(xii)(xiii).